Warrants (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Warrants and Rights Note Disclosure [Abstract]
Schedule of Warrants Issued and Outstanding
	Public	Private	Bridge	Extension	September 2024 Warrants	Total
Outstanding, December 31, 2024	11,500,000	557,000	173,913	26,086	740,741	12,997,740
Issued	—	—	—	—	—	—
Exercised	—	—	—	—	—	—
Outstanding, September 30, 2025	11,500,000	557,000	173,913	26,086	740,741	12,997,740

Exercisable, September 30, 2025	11,500,000	557,000	173,913	26,086	740,741	12,997,740

Weighted Average Exercise Price	$11.5	$11.5	$11.5	$11.5	$2.25	$9.65
Weighted Average Remaining Life in Years	3.73	3.73	2.01	2.60	4.00	3.21

	Public	Private	Bridge	Extension	September 2024 Warrants	Total
Outstanding, December 31, 2023	—	—	—	—	—	—
Assumed at June 24, 2024	11,500,000	557,000	173,913	26,086	—	12,256,999
Issued	—	—	—	—	740,741	740,741
Exercised	—	—	—	—	—	—
Outstanding, December 31, 2024	11,500,000	557,000	173,913	26,086	740,741	12,997,740

Exercisable, December 31, 2024	11,500,000	557,000	173,913	26,086	740,741	12,997,740

Weighted Average Exercise Price	11.50	11.50	11.50	11.50	2.25	9.65
Weighted Average Remaining Life in Years	4.48	4.48	2.76	3.35	4.75	3.96